Supplement dated February 6, 2015 to the Wilmington Funds (the “Trust”) Prospectus dated August 31, 2014, as revised December 1, 2014 (the “Prospectus”)

Effective February 6, 2015, the information in the Prospectus with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on February 6, 2015, Carl M. Loeb Advisory Partners LP (d/b/a) Loeb King Capital Management (“Loeb King”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of February 6, 2015, all references to Loeb King and its portfolio management team in the Prospectus are hereby deleted.

Addition of Portfolio Manager

Effective February 6, 2015, Jordan Strauss, CFA, of Wilmington Trust Investment Advisors, Inc. will become a portfolio manager of the Fund.

The following amends and replaces information in the sub-section entitled “Investment Sub-Advisors” on page 23 of the Prospectus:

Wilmington Trust Investment Advisors, Inc. (“WTIA”), Acuity Capital Management, LLC (“Acuity”), Calamos Advisors, LLC (“Calamos”), Highland Capital Healthcare Advisors, L.P. (“HCHA”), Highland Capital Management Fund Advisors, L.P. (“HCMFA”), Parametric Risk Advisers (“Parametric RA”) and P/E Global LLC (“PE Global”).

Portfolio Managers	Title	Service Date (with the Fund)
Thomas R. Pierce, CFA	Chief Investment Strategist at WTIA	2012
Todd Murphy, CFA, CAIA, CFP	Vice President at WTIA	2014
Joshua A. Savadove, CFA, CAIA	Vice President at WTIA	2012
Jordan Strauss, CFA	Vice President at WTIA	2015
David J. Harris	Managing Member and Portfolio Manager at Acuity	2012
Howard M. Needle	Managing Member and Portfolio Manager at Acuity	2012
John P. Calamos, Sr.	Chief Executive Officer and Global Co-Chief Investment Officer at Calamos	2015
Gary Black	Global Co-Chief Investment Officer at Calamos	2015
Brendan Maher, CFA	Portfolio Manager at Calamos	2015
Daniel Fu	Co-Portfolio Manager at Calamos	2015
Himanshu Sheth	Co-Portfolio Manager at Calamos	2015
Matthew Wolfson	Co-Portfolio Manager at Calamos	2015
Naveen Yalamanchi	Co-Portfolio Manager at Calamos	2015
Michael Gregory	Portfolio Manager at HCHA	2015
Jonathan Lamensdorf, CFA	Portfolio Manager at HCMFA	2015
Ken Everding	Managing Director and Portfolio Manager at Parametric RA	2012
Jonathan Orseck	Managing Director and Portfolio Manager at Parametric RA	2012
Warren S. Naphtal	Chief Investment Officer at PE Global	2013
J. Richard Zecher, PhD	Strategist and Risk Manager at PE Global	2013

The following amends and replaces information on page 109 of the Prospectus under the sub-section entitled “Portfolio Manager Responsibilities” for the Fund:

Multi-Manager Alternatives Fund – Thomas R. Pierce, CFA, Todd Murphy, CFA, Joshua A. Savadove, CFA, CAIA and Jordan Strauss, CFA, of WTIA are responsible for the day-to-day-management of the Multi-Manager Alternatives Fund. Howard M. Needle and David J. Harris are responsible for the day-to-day management of any portion of the Fund allocated to Acuity Capital. John P. Calamos, Sr., Gary Black, Brendan Maher, CFA, Daniel Fu, Himanshu Sheth, Matthew Wolfson and Naveen Yalamanchi are responsible for the day-to-day management of any portion of the Fund allocated to Calamos. Michael Gregory is responsible for the day-to-day management of any portion of the Fund allocated to HCHA. Jonathan Lamensdorf, CFA, is responsible for the day-to-day management of any portion of the Fund allocated to HCMFA. Ken Everding and Jonathan Orseck are responsible for the day-to-day management of any portion of the Fund allocated to Parametric RA. Warren S. Naphtal and J. Richard Zecher, PhD are responsible for the day-to-day management of any portion of the Fund allocated to PE Global.

The following biography is added to page 114 of the Prospectus under the sub-section entitled “Portfolio Manager Biographies”:

Jordan Strauss, CFA, is a Vice President at WTIA. Mr. Strauss conducts third-party manager due diligence of alternative investment strategies including hedge funds, private equity, and private real estate, and co-manages the Wilmington Multi-Manager Alternatives Fund. Mr. Strauss has nearly a decade of investment industry experience, with an extensive background in researching hedge funds and conducting due diligence on alternative investment strategies. Mr. Strauss holds a master’s degree in Engineering from Columbia University and a bachelor’s degree in Mathematics from the University of Vermont.

Please keep this Supplement for future reference.

Supplement dated February 6, 2015 to the Wilmington Funds (the “Trust”) Statement of Additional Information dated August 31, 2014, as revised December 1, 2014 (the “SAI”)

Effective February 6, 2015, the information in the SAI with respect to the Wilmington Multi-Manager Alternatives Fund will be amended, supplemented or replaced as follows:

Termination of Sub-Advisor

Effective at the close of business on February 6, 2015, Carl M. Loeb Advisory Partners LP (d/b/a) Loeb King Capital Management (“Loeb King”), will cease to be a sub-advisor of the Wilmington Multi-Manager Alternatives Fund (the “Fund”). Accordingly, as of February 6, 2015, all references to Loeb King and its portfolio management team in the SAI are hereby deleted.

Addition of Portfolio Manager

Effective February 6, 2015, Jordan Strauss, CFA, of Wilmington Trust Investment Advisors, Inc. will become a portfolio manager of the Fund.

The following information is added to page 84 of the SAI:

Portfolio Manager/Type of Accounts	Total Number of account Managed	of Accounts Total Assets (millions)
Jordan Strauss
Registered Investment Companies:	0	$0
Other Pooled Investment Vehicles:	0	$0
Other Accounts:	0	$0

Dollar value range of shares owned in Multi-Manager Alternatives Fund: None

Please keep this Supplement for future reference.